Components of Income Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended											12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012		Dec. 31, 2011	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Taxes [Line Items]
Income from continuing operations before provision for taxes on income	$ 192	[1]	$ 74	$ 213	$ 252	$ 171	[1]	$ 30	$ 148	$ 104	$ 112	$ 710	[2],[3],[4]	$ 394	[2],[3],[4],[5]	$ 178	[2],[3],[4],[5]
United States
Income Taxes [Line Items]
Income from continuing operations before provision for taxes on income												340		(239)		(349)
International
Income Taxes [Line Items]
Income from continuing operations before provision for taxes on income												$ 370		$ 633		$ 527

[1]	Defined as income before provision for taxes on income.
[2]	2012 vs. 2011-The increase in United States income is primarily due to sales growth in both livestock and companion animals. Other factors include reduced restructuring charges and increased operational efficiencies. The decrease in international income was largely driven by the unfavorable impact of foreign exchange and lower revenues due to adverse macroeconomic conditions.
[3]	2011 vs. 2010-The decrease in the United States loss was primarily due to lower integration and restructuring costs and cost reductions due to both acquisition-related synergies and initiatives undertaken during the year, partially offset by the non-recurrence of gains related to FDAH divestitures. The increase in the international income was due to cost reductions which were the result of both acquisition-related synergies and cost reduction/productivity initiatives undertaken during the year.
[4]	Defined as income/(loss) before provision/(benefit) for taxes on income.
[5]	Includes revenues and expenses from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.